INCOME TAX - Reconciliation between total expenses of income tax and tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Line Items]
Profit before income tax	$ 7,451,711	$ 7,334,141	$ 4,915,227
Enacted tax rate in Colombia	33.00%	37.00%	40.00%
Theoretical income tax expense	$ 2,459,065	$ 2,713,632	$ 1,966,091
Non deductible expenses	484,615	373,918	387,933
Tax losses considered non recoverable for income tax purpose	54,698	100,249	96,266
Presumptive income considered non recoverable for income tax purpose	7,071	33,296	7,991
Wealth tax			40,762
Nontaxable dividends	(24,172)	(23,457)	(19,587)
Nontaxable income under equity method in associates	(69,399)	(39,901)	(68,026)
Profit (loss) in sales or appraisal of investment	(1,167)	(2,148)	(16,584)
Nontaxable interest income and other income	(19,088)	(212,992)	(137,312)
Other nontaxable income	(339,253)	(167,091)	(155,010)
Revenues taxable by different tax rate	(5,851)	15,378	(658)
Difference from expenses deductibles at different tax rate		(11,060)	(11,822)
Tax benefits in the acquisition of property and equipment	(42,375)	(22,715)	(20,585)
Tax discounts	(80,742)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate	(116,155)	(168,117)	(200,661)
Effect on the deferred income tax due to changes in tax rates	(129,172)	(308,534)	(38,574)
Prior years adjustments	(16,931)	(74,230)	(117,568)
Adjustments due to uncertain tax positions in previous year	(22,113)	24,277	(7,367)
Deferred taxes - Prior years adjustments	(86,473)
Other	33,699	(80,915)	47,505
Total tax expense	$ 2,086,257	$ 2,149,590	$ 1,752,794
Effective income tax rate	28.00%	29.31%	35.66%
Deferred tax rate, current	30.00%
Deferred tax rate, previous	33.00%
Corporacion Financiera Colombiana S.A.
Disclosure of income tax [Line Items]
Effect on the deferred income tax due to changes in tax rates		$ (233,865)
Banco de Bogota S.A.
Disclosure of income tax [Line Items]
Tax Discount	$ 47,155
Effect on the deferred income tax due to changes in tax rates		(59,054)
Banco de Occidente S.A.
Disclosure of income tax [Line Items]
Tax Discount	7,068
Effect on the deferred income tax due to changes in tax rates		(8,408)
Banco Commercial Av Villas S A
Disclosure of income tax [Line Items]
Effect on the deferred income tax due to changes in tax rates		(6,934)
Banco Popular S.A.
Disclosure of income tax [Line Items]
Tax Discount	6,257
Effect on the deferred income tax due to changes in tax rates		$ (362)
Banco AV Villas
Disclosure of income tax [Line Items]
Tax Discount	10,444
Corficolombiana
Disclosure of income tax [Line Items]
Tax Discount	8,498
Grupo Aval Holding
Disclosure of income tax [Line Items]
Tax Discount	$ 1,230